Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments Contracted
An analysis of the derivative financial instruments contracted by the Company at December 31, 2023 and 2024 is as follows:

	At December 31,
	2023				2024
Instrument	Notional amount in millions		Fair Value		Notional amount in millions		Fair Value
Assets:
XCS US Dollar – Mexican Peso	US$	150	Ps.	56,426	US$	2,700	Ps.	8,538,837
XCS US Dollar – Euro	US$	800		257,278	US$	800		582,620
XCS Yen – US Dollar		¥6,500		34,720		—		—
XCS Euro – US Dollar		€152		104,070		—		—
XCS US Dollar – Chilean Peso		—		—	US$	400		1,529,257
Interest Rate Swaps US Dollar – Chilean Peso					US$	392		5,373
Interest Rate Swaps Chilean Peso – US Dollar					CLP$	306,554		12,372
Forwards US Dollar – Mexican Peso	US$	228		12,009		—		—
Forwards Brazilian Real – US Dollar	R$	5,201		407,878		—		—
Forwards Euro – US Dollar		€1,390		573,653		—		—
Total Assets			Ps.	1,446,034			Ps.	10,668,460

	At December 31,
	2023				2024
Instrument	Notional amount in millions		Fair Value		Notional amount in millions		Fair Value
Liabilities:
XCS US Dollar – Mexican Peso	US$	3,140	Ps.	(5,147,566)	US$	2,190	Ps.	(4,076,647)
XCS Mexican Peso – US Dollar		—		—	MXN$	8,094		(254,549)
XCS US Dollar – Euro	US$	150		(276,227)	US$	150		(158,661)
XCS Yen – US Dollar		¥6,500		(270,825)		¥13,000		(493,179)
XCS Pound Sterling – Euro		£640		(1,586,633)		£640		(1,259,750)
XCS Pound Sterling – US Dollar		£1,560		(8,069,567)		£1,560		(11,184,561)
XCS Euro – US Dollar		€825		(1,680,315)		€802		(2,793,689)
Interest Rate Swaps US Dollar – Chilean Peso					US$	385		(19,872)
Interest Rate Swaps Chilean Peso – US Dollar					CLP$	384,948		(12,613)
Forwards US Dollar – Mexican Peso	US$	742		(311,288)		—		—
Forwards Brazilian Real – US Dollar	R$	123		(459)	R$	6,155		(1,401,460)
Forwards Euro – US Dollar		€435		(160,448)		€1,036		(530,728)
Forwards Euro – Mexican Peso		€50		(16,267)		—		—
Call option		€2,020		(376,784)		—		—
Total Liabilities		—	Ps.	(17,896,379)		—	Ps.	(22,185,709)

*Totals may not sum due to rounding
**XCS stands for Cross Currency Swaps

Maturities of Notional Amount of Derivatives
The maturities of the notional amount of the derivatives are as follows:

Instrument	Notional amount in millions	2025	2026	2027	2028	2029 Thereafter
Assets
XCS US Dollar – Mexican Peso	US$	—	—	—	—	2,700
XCS US Dollar - Euro	US$	—	—	—	—	800
XCS US Dollar – Chilean Peso	US$	—	223	177	—	—
Interest Rate Swaps US Dollar – Chilean Peso	US$	—	—	392	—	—
Interest Rate Swaps Chilean Peso – US Dollar	CLP$	—	306,554	—	—	—

Liabilities
XCS US Dollar – Mexican Peso	US$	—	—	—	—	2,190
XCS Mexican Peso – US Dollar	MXN$	—	—	—	—	8,094
XCS US Dollar - Euro	US$	—	—	—	—	150
XCS Euro – US Dollar		€—	—	402	400	—
XCS Yen – US Dollar		¥—	—	—	—	13,000
XCS Sterling Pound – Euro		£—	390	—	—	250
XCS Sterling Pound – US Dollar		£—	110	—	—	1,450
Interest Rate Swaps US Dollar – Chilean Peso	US$	—	385	—	—	—
Interest Rate Swaps Chilean Peso – US Dollar	CLP$	—	384,948	—	—	—
Forwards Euro – US Dollar		€1,036	—	—	—	—
Forwards Brazilian Real – US Dollar	R$	6,155	—	—	—	—